Asset Retirement Obligations (Tables)	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations
2012

Beginning balance, asset retirement obligations	$-
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$63,440